N-2	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001668010
Amendment Flag	false
Document Type	S-1
Entity Registrant Name	Digital Brands Group, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	true